Balance Sheet (10-K) (USD $)	Dec. 31, 2009
Investments available for sale:
Fixed maturities, at market (amortized cost $142,948,693 and $138,680,398)	$ 139,704,693
Equity securities, at market (cost $13,940,811 and $14,316,463)	13,323,322
Trading securities, at market (cost $34,183,252 and $19,043,448)	19,613,472
Mortgage loans on real estate at amortized cost	27,041,447
Discounted mortgage loans on real estate at amortized cost	34,229,937
Investment real estate, at cost, net of accumulated depreciation	45,556,811
Policy loans	14,343,606
Short-term investments	700,000
Total investments	294,513,288
Cash and cash equivalents	37,492,843
Investment in unconsolidated affiliate, at fair value (cost $5,000,000 and $5,000,000)	5,057,762
Accrued investment income	1,577,199
Reinsurance receivables:
Future policy benefits	68,615,385
Policy claims and other benefits	5,131,031
Cost of insurance acquired	15,402,012
Deferred policy acquisition costs	647,526
Property and equipment, net of accumulated depreciation	1,485,253
Income taxes receivable	500,305
Other assets	1,096,368
Total assets	431,518,972
Liabilities:
Future policy benefits	313,798,199
Policy claims and benefits payable	3,248,521
Other policyholder funds	940,357
Dividend and endowment accumulations	14,182,516
Income taxes payable	0
Deferred income taxes	11,950,254
Notes payable	14,402,889
Trading securities, at market (proceeds $17,387,108 and $10,590,552)	11,671,911
Other liabilities	7,265,586
Total liabilities	377,460,233
Shareholders' equity:
Common stock - no par value, stated value $.001 per share. Authorized 7,000,000 shares - 3,848,079 and 3,884,445 shares issued and outstanding after deducting treasury shares of 446,929 and 410,838	3,885
Additional paid-in capital	41,782,274
Retained earnings (accumulated deficit)	(1,261,503)
Accumulated other comprehensive income	322,156
Total UTG shareholders' equity	40,846,812
Noncontrolling interest	13,211,927
Total shareholders' equity	54,058,739
Total liabilities and shareholders' equity	$ 431,518,972